CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY $ in Thousands	Total UXIN LIMITED shareholders' deficit Initial public offering CNY (¥)	Total UXIN LIMITED shareholders' deficit Fairlubo Auction Company Limited CNY (¥)	Total UXIN LIMITED shareholders' deficit CNY (¥)	Ordinary share Initial public offering CNY (¥) shares	Ordinary share Fairlubo Auction Company Limited CNY (¥) shares	Ordinary share CNY (¥) shares	Additional paid-in capital Initial public offering CNY (¥)	Additional paid-in capital Fairlubo Auction Company Limited CNY (¥)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income Fairlubo Auction Company Limited CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated deficit CNY (¥)	Non-controlling interest Fairlubo Auction Company Limited CNY (¥)	Non-controlling interest CNY (¥)	Initial public offering CNY (¥)	Fairlubo Auction Company Limited CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2016			¥ (4,431,761,000)			¥ 30,000					¥ 30,542,000	¥ (4,462,333,000)		¥ (12,091,000)				¥ (4,443,852,000)
Balance (in shares) at Dec. 31, 2016 | shares						49,318,860
Changes in equity
Foreign currency translation adjustments			46,065,000								46,065,000			(2,659,000)				43,406,000
Net loss			(2,722,596,000)									(2,722,596,000)		(25,202,000)				(2,747,798,000)
Share-based compensation			165,873,000						¥ 165,873,000									165,873,000
Transaction with non-controlling interests			(45,357,000)									(45,357,000)		(18,851,000)				(64,208,000)
Accretion on preferred shares to redemption value			(555,824,000)						(73,094,000)			(482,730,000)						(555,824,000)
Non-controlling interests arising from business combination														8,342,000				8,342,000
Deemed contribution from preferred shareholders									(92,779,000)
Deemed dividend to preferred shareholders			(587,564,000)									(587,564,000)						(587,564,000)
Deemed dividend on Preferred Shareholders												92,779,000						92,779,000
Balance at Dec. 31, 2017			(8,131,164,000)			¥ 30,000					76,607,000	(8,207,801,000)		(50,461,000)				(8,181,625,000)
Balance (in shares) at Dec. 31, 2017 | shares						49,318,860
Changes in equity
Foreign currency translation adjustments			11,407,000								11,407,000			(6,589,000)				4,818,000
Net loss			(1,522,514,000)									(1,522,514,000)		(15,771,000)				(1,538,285,000)
Share-based compensation			151,274,000						151,274,000									151,274,000
Issuance of restricted shares to Mr. Kun Dai			620,446,000			¥ 11,000			620,435,000									620,446,000
Issuance of restricted shares to Mr. Kun Dai (in shares) | shares						17,742,890
Issuance of ordinary shares due to exercise of the share option			286,681,000			¥ 5,000			286,676,000									286,681,000
Issuance of ordinary shares due to exercise of the share option (in shares) | shares						8,479,505
Conversion of redeemable preferred shares			11,013,180,000			¥ 486,000			11,012,694,000									11,013,180,000
Conversion of redeemable preferred shares (in shares) | shares						743,343,820
Transaction with non-controlling interests			(182,000)						(182,000)					(4,819,000)				(5,001,000)
Accretion on preferred shares to redemption value			(318,951,000)						(38,582,000)			(280,369,000)						(318,951,000)
Deemed dividend to preferred shareholders			(544,773,000)									(544,773,000)						(544,773,000)
Issuance of ordinary shares	¥ 1,342,881,000	¥ 159,350,000		¥ 50,000	¥ 9,000		¥ 1,342,831,000	¥ 161,294,000		¥ (1,953,000)			¥ 74,561,000		¥ 1,342,881,000	¥ 233,911,000
Issuance of ordinary shares (in shares) | shares				75,000,000	13,026,713
Repurchase of the surrender shares (Note 24)			(698,680,000)			¥ (16,000)			(573,600,000)			(125,064,000)						(698,680,000)
Repurchase of the surrender shares (Note 24) (in shares) | shares						(26,251,889)
40,809,861 ordinary shares were redesignated to Class B ordinary shares with super voting power granted to Mr. Kun Dai (Note 26)			5,178,000						5,146,000			32,000		589,000				5,767,000
Balance at Dec. 31, 2018			2,374,133,000			¥ 575,000			12,967,986,000		86,061,000	(10,680,489,000)		(2,490,000)				¥ 2,371,643,000
Balance (in shares) at Dec. 31, 2018 | shares						880,659,899											880,659,899	880,659,899
Changes in equity
Foreign currency translation adjustments			(17,869,000)								(17,869,000)			(106,000)				¥ (17,975,000)
Foreign currency translation adjustments																	$ (2,577)	(17,976,000)
Net loss			(1,988,676,000)									(1,988,676,000)		(1,452,000)			(285,275)	(1,990,128,000)
Share-based compensation			100,295,000						100,295,000									100,295,000
Share-based compensation																		1,285
Issuance of ordinary shares due to exercise of the share option			1,285			¥ 6			1,279
Issuance of ordinary shares due to exercise of the share option (in shares) | shares						6,957,492
Balance at Dec. 31, 2019			¥ 469,168,000			¥ 581,000			¥ 13,069,560,000		¥ 68,192,000	¥ (12,669,165,000)		¥ (4,048,000)			$ 66,673	¥ 465,120,000
Balance (in shares) at Dec. 31, 2019 | shares						887,617,391											887,581,334	887,581,334